General	12 Months Ended
Dec. 31, 2024
General [Abstract]
General
1.	General

Concorde International Group Ltd (“Company” or “Concorde”), was incorporated in the British Virgin Islands on May 2, 2023. The Company’s registered office is at Conyers Trust Company (BVI) Limited of Commerce House, Wickhams Cay 1, PO Box 3140, Road Town, Tortola, British Virgin Islands VG1110. The Company’s agent for service of process in the United States is Cogency Global Inc., located at 122 East 42nd Street, 18th Floor, New York, NY 10168.

Concorde International Group Ltd (“CIGL”), was incorporated in 2023 to acquire via Concorde International Group Pte Ltd (Singapore) the following companies, Concorde Security Pte Ltd (Singapore), Concorde Security Sdn Bhd (Malaysia), Concorde Security Limited (UK), Concorde Asia Pte Ltd (Singapore) and Berjaya Academy Pte Ltd (Singapore).

Concorde International Group Pte Ltd (Singapore) (“CGPL”) was incorporated on June 12, 2023. On July 10, 2023, 1 share was transferred from Chua Swee Kheng to Concorde International Group Ltd at 1 Singapore dollar. It is a holding company and a 100% owned subsidiary of Concorde International. Its registered office is at 3 Ang Mo Kio Street 62, #01-49 LINK@AMK, Singapore 569139.

Concorde Security Pte Ltd (Singapore) (“CSPL”) was incorporated on June 16, 2005, 96.81% of shares of Concorde Security Pte Ltd (Singapore) are owned by Concorde International Group Pte Ltd (Singapore).

On January 1, 2019, Lek Seck Tin (“Lek Family”) invested USD 1,000,000 in exchange for an equity stake of 1.48% of Concorde Security Pte Ltd (Singapore).

On November 27, 2018, Wolfgang Steuerle and Yogeshwari A/P Subramaniam (“Wolfgang”) invested USD 500,000 in exchange for an equity stake of 0.74% of Concorde Security Pte Ltd (Singapore).

On July 29, 2005, Sharifah Noriati Binte Said Omar (“Sharifah”) was allocated 0.97% of Concorde Security Pte Ltd (Singapore) in lieu of services provided.

Concorde Security Sdn Bhd (Malaysia)(“CSSB”) was incorporated in Malaysia on January 13, 2015. On October 27, 2023, 100 shares were transferred from Chua Swee Kheng to Concorde International Group Pte Ltd (Singapore) at 100 Malaysian Ringgit. Concorde Security Sdn Bhd (Malaysia) is currently at a development stage. Concorde Security Sdn Bhd (Malaysia) is 100% owned subsidiary of Concorde International Group Pte Ltd (Singapore).

Concorde Security Limited (UK) (“CSL”) was incorporated in the United Kingdom on December 23, 2016. On July 31, 2023, 100 shares weretransferred from Concorde Group Pte Ltd to Concorde International Group Pte Ltd (Singapore) at 0.77 Euro. Concorde Security Limited (UK) is currently in a development stage. Concorde Security Limited (UK) is 100% owned subsidiary of Concorde International Group Pte Ltd (Singapore).

Concorde Asia Pte Ltd (“CAPL”) was incorporated in Singapore on October 8, 2013. On November 1, 2023, 200,000 shares were transferred from Chua Swee Kheng to Concorde International Group Pte Ltd (Singapore) at $1 Singapore Dollar. On November 23, 2023, 60,000 (30%) shares were transferred from Concorde International Group Pte Ltd (Singapore) to Weilekai Investment Pte Ltd at $1 Singapore Dollar. The Shareholders of Weilekai Investment Pte Ltd are Chua Swee Kheng and Lim Ping Ping (Spouse of Chua Swee Kheng). Concorde Asia Pte Ltd is a 70% owned subsidiary of Concorde International Group Pte Ltd (Singapore).

Berjaya Academy Pte Ltd (Singapore) (“BAPL”) was incorporated on March 6, 2020. On November 1, 2023, 100,000 shares were transferred from Sharifah Noriati Binte Said Omar to Concorde International Group Pte Ltd (Singapore) at $1 Singapore Dollar. The shares were held by Sharifah Noriati Binte Said Omar in representative capacity of Chua Swee Kheng. On November 8, 2023, 30,000 (30%) shares were transferred from Concorde International Group Pte Ltd (Singapore) to Weilekai Investment Pte Ltd at $1 Singapore Dollar. The Shareholders of Weilekai Investment Pte Ltd are Chua Swee Kheng and Lim Ping Ping (Spouse of Chua Swee Kheng). Berjaya Academy Pte Ltd (Singapore) is a 70% owned subsidiary of Concorde International Group Pte Ltd (Singapore).

Concorde i-FAST USA Inc. (Texas), (“CiF”) was incorporated in the State of Texas on April 25, 2024. Concorde International Group Pte Ltd (Singapore) holds 100 shares at USD 0.01. Concorde i-FAST USA Inc. (Texas) is a 100% owned subsidiary of Concorde International Group Pte Ltd (Singapore).

The reorganization of Concorde International Group Ltd, and its subsidiaries (collectively referred to as the “Company) was completed in November 2023. Pursuant to the reorganization, Concorde International Group Ltd, became the holding company of the companies which were under the common control of the controlling shareholder before and after the reorganization. Accordingly, the Company’s financial statements have been prepared on a consolidated basis by applying the book value method, it is as if the reorganization had been completed at the beginning of the earliest reporting period.

The Company engages principally in providing man guarding and i-Guarding services including project installation and maintenance work located in Singapore.

i-Guarding services is a technology-integrated security service implementing and utilizing technologies such as I-Facility Sprinter (“IFS”), Visitor Management Systems (VMS), Keys Management Systems (KMS), Intelligent Facility Authenticators (IFA), security turnstile facilities, Internet of Things (IoT) devices, and other smart security solutions. Man-Guarding is the provision of traditional manpower to man-operate at the customer’s site.

On April 22, 2025, the Company was successfully listed on the NASDAQ Stock Exchange, and on April 23, 2025, it issued an aggregate of 1,250,000 Class A Ordinary Shares, receiving proceeds of US$4,371,613.55. This amount represents full payment for the shares, net of underwriting discounts, offering expenses, and other costs, as outlined in the Underwriting Agreement and the flow of funds memorandum dated April 23, 2025. Subsequently, on May 2, 2025, the Underwriter exercised the over-allotment option pursuant to the Underwriting Agreement, and the Company issued an additional 187,500 ordinary shares (the “Option Shares”). The Company received same-day wire transfers totaling US$693,750 in connection with the issuance of the Option Shares.

These consolidated financial statements are presented in United States Dollars (“USD”) and have been rounded to the nearest USD.